Property and equipment - Schedule of reconciliation of changes in property, plant and equipment, including right-of-use assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	¥ 178,179	¥ 98,574	¥ 98,574
Additions	122,000	26,800
Disposals	(1,900)	(600)
Ending	281,968		178,179	¥ 98,574
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	419,363	287,426	287,426	259,656
Additions			89,261	36,407
Transfer in/(out)			0
Transfers from inventories			50,286
Disposals			(8,840)	(9,929)
Effect of movement in exchange rates			1,230	1,292
Ending			419,363	287,426
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(241,184)	(188,852)	(188,852)	(145,778)
Disposals			6,987	6,939
Depreciation			(58,312)	(49,090)
Effect of movement in exchange rates			(1,007)	(923)
Ending			(241,184)	(188,852)
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	11,700	10,152	10,152
Ending			11,700	10,152
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	49,498	39,462	39,462	35,497
Additions			9,739	3,633
Transfer in/(out)			0
Transfers from inventories			0
Disposals			0	0
Effect of movement in exchange rates			297	332
Ending			49,498	39,462
Leasehold improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(37,798)	(29,310)	(29,310)	(20,408)
Disposals			0	0
Depreciation			(8,202)	(8,651)
Effect of movement in exchange rates			(286)	(251)
Ending			(37,798)	(29,310)
Office equipment and electronic equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	76,017	44,138	44,138
Ending			76,017	44,138
Office equipment and electronic equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	149,391	87,967	87,967	68,595
Additions			61,440	19,563
Transfer in/(out)			0
Transfers from inventories			0
Disposals			(120)	(291)
Effect of movement in exchange rates			104	100
Ending			149,391	87,967
Office equipment and electronic equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(73,374)	(43,829)	(43,829)	(22,883)
Disposals			21	106
Depreciation			(29,478)	(20,964)
Effect of movement in exchange rates			(88)	(88)
Ending			(73,374)	(43,829)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	28,124	28,020	28,020
Ending			28,124	28,020
Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	138,033	125,027	125,027	117,267
Additions			12,866	11,185
Transfer in/(out)			78
Transfers from inventories			0
Disposals			(609)	(4,119)
Effect of movement in exchange rates			671	694
Ending			138,033	125,027
Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(109,909)	(97,007)	(97,007)	(86,582)
Disposals			56	2,786
Depreciation			(12,435)	(12,709)
Effect of movement in exchange rates			(523)	(502)
Ending			(109,909)	(97,007)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	62,338	16,073	16,073
Ending			62,338	16,073
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	82,441	34,779	34,779	38,249
Additions			5,148	1,884
Transfer in/(out)			132
Transfers from inventories			50,286
Disposals			(8,062)	(5,519)
Effect of movement in exchange rates			158	165
Ending			82,441	34,779
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(20,103)	(18,706)	(18,706)	(15,905)
Disposals			6,910	4,047
Depreciation			(8,197)	(6,766)
Effect of movement in exchange rates			(110)	(82)
Ending			(20,103)	(18,706)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	191	191
Ending			0	191
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	191	191	48
Additions			68	142
Transfer in/(out)			(210)
Transfers from inventories			0
Disposals			(49)	0
Effect of movement in exchange rates			0	1
Ending			0	191
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	¥ 0	¥ 0	0	0
Disposals			0	0
Depreciation			0	0
Effect of movement in exchange rates			0	0
Ending			¥ 0	¥ 0